Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock
Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to AllianzGI Opportunity Fund (the “Fund”) in the Prospectus, the subsection entitled “Principal Investment Strategy” is hereby restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Opportunity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $33 million to $5.3 billion as of January 31, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the approximately 2,000 stocks that the portfolio managers consider to constitute the U.S. small-cap universe a score from the team’s “alpha” model, which seeks to rank issuers on their potential to generate returns in excess of broader market movements. Quantitative factors in the “alpha” model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, if the Fund’s investment in an industry becomes significantly overweight relative to its benchmark, or when a more attractive investment candidate is available. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Russell 2000 Index replaced the Russell 2000 Growth Index as the Fund's primary benchmark as of April 8, 2013 to reflect certain changes to the Fund's investment strategy.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective April 8, 2013, the Russell 2000 Index will become the performance benchmark for the Fund. The Fund’s performance table will be revised to add the following:
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.02%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984	[1]

[1]	The Russell 2000 Index replaced the Russell 2000 Growth Index as the Fund's primary benchmark as of April 8, 2013 to reflect certain changes to the Fund's investment strategy.